Shareholders' equity (Schedule of Fair Of ESPP Weighted Average Assumptions) (Details) - ESPP - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term in years	6 months	6 months
Dividend yield	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	46.15%	46.15%
Risk-free interest rate	4.24%	4.24%
Estimated fair value of underlying ordinary shares	$ 26.4	$ 26.4
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	97.60%	97.60%
Risk-free interest rate	5.26%	5.26%
Estimated fair value of underlying ordinary shares	$ 206.07	$ 206.07